Voyage revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Voyage revenues (Table)
	Years ended December 31,
	2019	2020	2021

Time charters	$373,927	$309,503	$745,442
Voyage charters	437,779	385,482	683,146
Pool revenues	9,659	(1,744)	(1,165)
	$821,365	$693,241	$1,427,423